TAXATION	6 Months Ended
Dec. 31, 2024
TAXATION
TAXATION

7.    TAXATION

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

	Three-month period ended		Six-month period ended
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Current tax expense	(3,700,970)	2,611,796	(4,863,336)	(3,845,338)
Deferred tax	3,900,062	(10,945,183)	6,328,837	(4,917,089)
Total	199,092	(8,333,387)	1,465,501	(8,762,427)

	12/31/2024	12/31/2023
Beginning of the period deferred tax	(25,296,931)	(28,472,383)
Charge for the period	6,328,837	(4,917,089)
Conversion difference	(699,854)	(361,295)
Total net deferred tax	(19,667,948)	(33,750,767)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	Three-month period ended		Six-month period ended
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Earning before income tax-rate	406,149	9,571,888	(7,058,313)	7,322,464
Income tax expense by applying tax rate in force in the respective countries	339,932	(3,712,895)	2,382,343	(5,434,748)
Share of profit or loss of subsidiaries, joint ventures and associates	80,501	688,853	(15,763)	1,219,030
Stock options charge	(64,915)	(262,241)	(133,846)	(1,489,037)
Non-deductible expenses	(398,345)	266,854	(942,346)	(116,220)
Tax inflation adjustment	708,130	2,634,025	1,500,823	7,460,048
Result of inflation effect on monetary items and other finance results	(466,211)	(8,647,836)	(1,325,710)	(11,000,459)
Others	—	699,853	—	598,959
Income tax expenses	199,092	(8,333,387)	1,465,501	(8,762,427)

The income tax expense was calculated by applying the tax rate in force in the respective countries, as follows.

	Six-month period ended
	December 31, 2024			December 31, 2023
		Weight average			Weight average
	Earning before	applicable tax		Earning before	applicable tax
Tax jurisdiction	income tax-rate	rate	Income tax	income tax-rate	rate	Income tax
Low or null taxation jurisdictions	6,695,356	0.0%	—	(5,056,118)	0.0%	—
Profit-making entities	10,383,519	35.0%	(3,637,726)	26,813,257	33.6%	(9,007,794)
Loss-making entities	(24,137,188)	24.9%	6,020,069	(14,434,675)	24.8%	3,573,046
	(7,058,313)		2,382,343	7,322,464		(5,434,748)

	Three-month period ended
	December 31, 2024			December 31, 2023
		Weight average			Weight average
	Earning before	applicable tax		Earning before	applicable tax
	income tax-rate	rate	Income tax	income tax-rate	rate	Income tax
Low or null taxation jurisdictions	5,481,793	0.0%	—	(1,132,446)	0.0%	—
Profit-making entities	7,902,688	35.9%	(2,839,077)	14,168,259	33.0%	(4,679,136)
Loss-making entities	(12,978,332)	24.5%	3,179,009	(3,463,925)	27.9%	966,241
	406,149		339,932	9,571,888		(3,712,895)